Income taxes (Details 2) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Expected income tax expense reconciled to income tax expense
Statutory federal and provincial income tax rate	28.75%	29.15%	30.71%
Expected income tax expense at Canadian enacted statutory tax rates	200	254	194
Increase (decrease) in taxes resulting from:
Items not subject to tax	(3)	(3)	(25)
Canadian tax rate differentials	(8)	(10)	(26)
Foreign tax rate differentials	(4)		(7)
Effect of tax rate decreases			(35)
Tax credits	(15)	(16)	(16)
Other	(43)	(5)	(4)
Income tax expense	127	220	81